PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 95.3%
Common Stocks 91.7%
Australia 0.4%
Anglogold Ashanti PLC	1,435	$108,519
Brazil 2.3%
Ambev SA	8,300	26,132
Axia Energia SA	2,600	27,199
B3 SA - Brasil Bolsa Balcao	11,500	35,685
Banco Bradesco SA	3,701	11,638
Banco BTG Pactual SA, UTS	500	5,594
BB Seguridade Participacoes SA	11,300	91,619
Caixa Seguridade Participacoes S/A	3,900	15,541
Cia De Saneamento do Parana Sanepar, UTS	1,800	12,911
CPFL Energia SA	2,300	20,939
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	6,300	18,058
Petroleo Brasileiro SA	7,600	73,779
StoneCo Ltd. (Class A Stock)	10,500	119,438
Ultrapar Participacoes SA	3,000	19,512
Vale SA	5,100	76,805
		554,850
China 20.6%
3SBio, Inc., 144A*	15,000	32,033
Agricultural Bank of China Ltd. (Class H Stock)	57,000	45,827
Airtac International Group	1,000	40,501
Alibaba Group Holding Ltd.	22,200	338,181
Bank of Changsha Co. Ltd. (Class A Stock)	28,800	40,647
Bank of China Ltd. (Class H Stock)	312,000	218,870
Bank of Ningbo Co. Ltd. (Class A Stock)	3,800	17,941
Beijing Enterprises Holdings Ltd.	18,500	74,618
BOC Aviation Ltd., 144A	1,100	10,843
China CITIC Bank Corp. Ltd. (Class A Stock)	16,400	18,993
China CITIC Bank Corp. Ltd. (Class H Stock)	29,000	28,595
China Construction Bank Corp. (Class H Stock)	322,000	377,843
China Everbright Environment Group Ltd.	8,000	5,210
China Gold International Resources Corp. Ltd.	4,100	92,563
China Hongqiao Group Ltd.	9,000	28,320
China Jushi Co. Ltd. (Class A Stock)	18,100	101,102
China Life Insurance Co. Ltd. (Class H Stock)	8,000	29,783
China Pacific Insurance Group Co. Ltd. (Class H Stock)	25,400	99,138
China Taiping Insurance Holdings Co. Ltd.	4,600	12,906
China Yangtze Power Co. Ltd. (Class A Stock)	19,400	83,576
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	75,900	75,941
CITIC Ltd.	53,000	83,423
CMOC Group Ltd. (Class H Stock)	3,000	6,466
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	300	17,575
Delton Technology Guangzhou, Inc. (Class A Stock)	1,100	23,128
Geely Automobile Holdings Ltd.	5,000	12,624
Genertec Universal Medical Group Co. Ltd., 144A	32,500	20,199
Guangdong Investment Ltd.	56,000	60,434
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (Class A Stock)	7,100	27,432
Huayu Automotive Systems Co. Ltd. (Class A Stock)	17,100	42,662
Industrial & Commercial Bank of China Ltd. (Class H Stock)	302,000	288,889
JD.com, Inc., ADR	1,200	39,612
Jiangsu Zhongtian Technology Co. Ltd. (Class A Stock)	3,000	12,621
Lee & Man Paper Manufacturing Ltd.	22,000	11,263
Lenovo Group Ltd.	30,000	91,746
Li Ning Co. Ltd.	10,000	19,318
NetEase, Inc.	2,000	53,212
NetEase, Inc., ADR	900	119,943

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
New China Life Insurance Co. Ltd. (Class H Stock)	16,100	$99,278
Ningxia Baofeng Energy Group Co. Ltd. (Class A Stock)	33,500	115,271
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	8,000	5,562
Ping An Bank Co. Ltd. (Class A Stock)	79,200	136,388
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	22,000	164,357
Precision Tsugami China Corp. Ltd.	3,000	19,854
Satellite Chemical Co. Ltd. (Class A Stock)	4,800	17,984
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. (Class A Stock)	10,900	33,497
Shanjin International Gold Co. Ltd. (Class A Stock)	3,100	10,727
Shengyi Technology Co. Ltd. (Class A Stock)	1,400	21,875
Shennan Circuits Co. Ltd. (Class A Stock)	100	4,558
Sinopharm Group Co. Ltd. (Class H Stock)	55,600	123,298
Suzhou Dongshan Precision Manufacturing Co. Ltd. (Class A Stock)*	2,800	71,005
TAL Education Group, ADR*	2,400	30,000
TCL Electronics Holdings Ltd.*	16,000	32,921
Tencent Holdings Ltd.	12,100	739,346
Tianneng Power International Ltd.	88,000	56,888
Vipshop Holdings Ltd., ADR	6,000	92,040
Weibo Corp. (Class A Stock)	1,960	15,873
Weichai Power Co. Ltd. (Class H Stock)	13,000	54,356
Western Mining Co. Ltd. (Class A Stock)	6,600	37,541
WuXi AppTec Co. Ltd. (Class H Stock), 144A	7,100	145,601
Wuxi Biologics Cayman, Inc., 144A*	2,500	12,339
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. (Class A Stock)	200	7,982
Yum China Holdings, Inc.	1,400	66,338
Yunnan Aluminium Co. Ltd. (Class A Stock)	12,000	47,399
Zhongji Innolight Co. Ltd. (Class A Stock)	600	79,841
Zijin Mining Group Co. Ltd. (Class H Stock)	22,000	93,412
ZTO Express Cayman, Inc.	1,050	25,128
		5,064,637
Colombia 0.1%
Grupo Cibest SA	544	15,418
Greece 0.3%
Allwyn AG	4,244	65,599
Hellenic Telecommunications Organization SA	345	7,962
Optima bank SA	440	5,330
Piraeus Bank SA*	585	6,824
		85,715
Hong Kong 0.4%
Kingboard Laminates Holdings Ltd.	8,500	31,665
Orient Overseas International Ltd.	3,000	58,664
		90,329
India 11.9%
Acutaas Chemicals Ltd.	1,872	60,907
Aditya Infotech Ltd.	2,002	71,152
Anthem Biosciences Ltd.	5,400	45,806
Apar Industries Ltd.	46	6,920
Bajaj Auto Ltd.	736	88,843
Bharat Forge Ltd.	2,829	65,171
Bharat Heavy Electricals Ltd.	2,900	12,363
Bharat Petroleum Corp. Ltd.	8,905	29,760
Bharti Airtel Ltd.	299	6,177
BLS International Services Ltd.	3,040	7,624
BSE Ltd.	2,325	88,805

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Caplin Point Laboratories Ltd.	1,012	$26,693
Cummins India Ltd.	963	55,696
Eicher Motors Ltd.	1,729	141,860
Federal Bank Ltd.	10,287	38,674
FSN E-Commerce Ventures Ltd.*	49,228	172,075
GE Vernova T&D India Ltd.	1,887	85,444
Great Eastern Shipping Co. Ltd. (The)	1,659	23,473
HCL Technologies Ltd.	9,185	129,881
HDFC Bank Ltd.	3,738	29,275
Hero MotoCorp Ltd.	2,229	125,828
Hitachi Energy India Ltd.	20	6,741
Honasa Consumer Ltd.*	2,375	11,177
Indian Oil Corp. Ltd.	48,411	70,966
Infosys Ltd.	5,486	65,168
Infosys Ltd., ADR(a)	7,200	86,616
Laurus Labs Ltd., 144A	772	14,697
LTM Ltd., 144A	423	19,365
Lupin Ltd.	4,816	121,895
Mahindra & Mahindra Ltd.	872	31,050
Marico Ltd.	2,573	23,472
Maruti Suzuki India Ltd.	294	43,843
MTAR Technologies Ltd.*	317	19,062
Multi Commodity Exchange of India Ltd.	868	24,495
Muthoot Finance Ltd.	836	27,314
National Aluminium Co. Ltd.	18,161	66,816
Nestle India Ltd.	10,472	165,610
Oil & Natural Gas Corp. Ltd.	45,702	116,432
Oracle Financial Services Software Ltd.	445	52,182
Persistent Systems Ltd.	126	7,333
Polycab India Ltd.	555	52,941
Power Finance Corp. Ltd.	12,775	56,787
Procter & Gamble Health Ltd.	660	45,646
Reliance Industries Ltd.	1,088	14,896
Sansera Engineering Ltd., 144A	2,445	85,704
Siemens Energy India Ltd.	875	29,623
Solar Industries India Ltd.	158	30,456
Sun Pharmaceutical Industries Ltd.	815	16,993
Tata Consultancy Services Ltd.	4,512	111,941
TD Power Systems Ltd.	4,488	53,148
Thanga Mayil Jewellery Ltd.	460	25,192
Wipro Ltd.	25,443	49,075
Zydus Lifesciences Ltd.	5,323	62,846
		2,921,909
Indonesia 0.5%
Astra International Tbk PT	281,900	79,898
Bank Mandiri Persero Tbk PT	122,300	28,456
Bank Tabungan Negara Persero Tbk PT*	150,800	10,155
		118,509
Kuwait 0.7%
Mobile Telecommunications Co. KSCP	87,230	168,479
Malaysia 0.3%
Kelington Group Bhd	2,600	5,275
RHB Bank Bhd	5,700	11,922

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Malaysia (cont’d.)
SD Guthrie Bhd	36,000	$57,878
Sime Darby Bhd	9,900	5,228
		80,303
Mexico 2.2%
America Movil SAB de CV (Class B Stock)	27,900	35,440
Cemex SAB de CV, UTS	66,500	78,865
Fibra Uno Administracion SA de CV, REIT	8,400	15,137
Gruma SAB de CV (Class B Stock)	1,425	21,246
Grupo Financiero Banorte SAB de CV (Class O Stock)	15,500	178,667
Grupo Mexico SAB de CV (Class B Stock)	10,100	121,466
Industrias Penoles SAB de CV	1,090	50,118
Wal-Mart de Mexico SAB de CV	11,500	33,439
		534,378
Philippines 0.8%
International Container Terminal Services, Inc.	12,510	196,451
Poland 1.1%
Alior Bank SA	792	29,226
Bank Polska Kasa Opieki SA	1,273	83,910
LPP SA	4	23,267
ORLEN SA	3,298	130,869
		267,272
Qatar 0.5%
Ooredoo QPSC	39,356	135,164
Russia 0.0%
Inter RAO UES PJSC*^	202,400	—
LUKOIL PJSC*^	2,762	—
Magnit PJSC*^	1,716	—
PhosAgro PJSC*^	232	—
PhosAgro PJSC, GDR (XSTU)*^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC*^	5,856	—
Sberbank of Russia PJSC*^	55,364	—
Surgutneftegas PAO*^	38,400	—
		—
Saudi Arabia 2.9%
Ades Holding Co.	1,767	7,829
Banque Saudi Fransi	8,371	44,146
East Pipes Integrated Co. for Industry	848	41,548
Jarir Marketing Co.	35,391	157,122
Mouwasat Medical Services Co.	600	9,962
SABIC Agri-Nutrients Co.	1,937	63,587
Saudi Arabian Oil Co., 144A	26,795	189,045
Saudi Awwal Bank	10,766	97,276
Saudi National Bank (The)	10,362	108,432
		718,947
South Africa 2.8%
Capitec Bank Holdings Ltd.	632	180,458
DRDGOLD Ltd.	7,776	15,899
FirstRand Ltd.	12,640	75,595

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
South Africa (cont’d.)
Gold Fields Ltd.	3,361	$108,537
Harmony Gold Mining Co. Ltd.	2,013	31,761
Momentum Group Ltd.	7,152	17,807
MTN Group Ltd.	4,905	60,808
Northam Platinum Holdings Ltd.	1,260	18,042
Omnia Holdings Ltd.	4,461	28,500
Standard Bank Group Ltd.	7,682	152,964
		690,371
South Korea 18.1%
APR Corp.	57	12,650
BNK Financial Group, Inc.	1,000	10,481
Hana Financial Group, Inc.	1,551	134,067
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	34	9,029
Hyundai Motor Co.	30	7,949
Industrial Bank of Korea	6,894	98,839
KB Financial Group, Inc.	1,184	138,572
Kia Corp.	833	75,103
Korea Electric Power Corp.	4,166	100,110
Korea Investment Holdings Co. Ltd.	750	105,880
KT&G Corp.	63	7,840
Kumho Tire Co., Inc.*	1,853	9,253
LG Uplus Corp.	8,828	90,518
LS Electric Co. Ltd.	283	35,634
Meritz Financial Group, Inc.*	721	61,871
NH Investment & Securities Co. Ltd.	1,250	24,483
Samsung C&T Corp.	52	12,114
Samsung Electro-Mechanics Co. Ltd.	166	126,848
Samsung Electronics Co. Ltd.	9,559	1,663,790
Samsung Life Insurance Co. Ltd.	87	18,237
Samsung Securities Co. Ltd.	890	60,325
Shinhan Financial Group Co. Ltd.	2,035	141,270
SK hynix, Inc.	1,124	1,276,477
SK Square Co. Ltd.*	189	129,959
SK, Inc.	95	35,492
SL Corp.	286	10,403
Woori Financial Group, Inc.	1,566	36,252
		4,433,446
Taiwan 23.5%
Accton Technology Corp.	1,000	64,817
Advantech Co. Ltd.	3,000	51,101
Ardentec Corp.	3,000	16,133
ASE Technology Holding Co. Ltd.	11,000	187,710
Asia Vital Components Co. Ltd.	1,000	70,328
Chroma ATE, Inc.	1,000	62,826
Delta Electronics, Inc.	4,000	196,790
Elite Material Co. Ltd.	1,000	143,553
Eva Airways Corp.	16,000	21,347
Evergreen Marine Corp. Taiwan Ltd.	12,000	75,416
Far EasTone Telecommunications Co. Ltd.	8,000	25,970
Gold Circuit Electronics Ltd.	1,000	23,968
Hon Hai Precision Industry Co. Ltd.	10,000	76,370
Innolux Corp.	26,000	35,681
International Games System Co. Ltd.	3,000	71,793
KGI Financial Holding Co. Ltd.	103,000	97,312
L&K Engineering Co. Ltd.	1,000	21,519
Macronix International Co. Ltd.*	3,000	9,011
MediaTek, Inc.	2,000	213,055

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Mega Union Technology, Inc.	2,600	$57,290
Nan Ya Plastics Corp.	19,000	90,275
PharmaEssentia Corp.	2,218	72,160
SinoPac Financial Holdings Co. Ltd.	59,160	73,781
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	3,624,299
TS Financial Holding Co. Ltd.	60,600	66,727
Unimicron Technology Corp.	3,000	70,389
United Microelectronics Corp.	25,000	93,527
Wan Hai Lines Ltd.	2,000	5,217
Wisdom Marine Lines Co. Ltd.	16,000	38,673
Yageo Corp.	5,000	75,257
Zhen Ding Technology Holding Ltd.	2,000	25,094
		5,757,389
Thailand 0.6%
Advanced Info Service PCL	900	10,223
Betagro PCL	23,100	14,761
Delta Electronics Thailand PCL	3,400	27,839
Krung Thai Bank PCL	66,400	87,714
		140,537
Turkey 0.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,828	27,571
BIM Birlesik Magazalar A/S	8,708	71,523
Turkcell Iletisim Hizmetleri A/S	9,870	20,802
Turkiye Is Bankasi A/S (Class C Stock)	1	—
Yapi ve Kredi Bankasi A/S*	28,308	19,478
		139,374
United Arab Emirates 1.1%
Emaar Development PJSC	22,380	78,759
Emaar Properties PJSC	54,562	162,844
Emirates NBD Bank PJSC	4,408	36,204
		277,807
United States 0.0%
JBS NV (Class A Stock)	400	5,608

Total Common Stocks (cost $14,621,761)		22,505,412
Preferred Stocks 3.0%
Brazil 2.0%
Banco Bradesco SA (PRFC)	11,300	41,217
Banco do Estado do Rio Grande do Sul SA (PRFC B)	25,300	69,874
Itausa SA (PRFC)	54,828	150,018
Marcopolo SA (PRFC)	11,600	12,220
Petroleo Brasileiro SA (PRFC)	25,500	218,471
		491,800
Chile 0.1%
Sociedad Quimica y Minera de Chile SA (PRFC B)	450	30,347
India 0.0%
TVS Motor Co. Ltd., 6.000%, Maturing 09/01/26	528	58

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description		Shares		Value
Preferred Stocks (Continued)
Russia 0.0%
Surgutneftegas PAO (PRFC)*^			38,200	$—
South Korea 0.9%
Hyundai Motor Co. (2nd PRFC)			86	11,847
Hyundai Motor Co. (PRFC)			42	5,746
Samsung Electronics Co. Ltd. (PRFC)			1,494	187,743
				205,336

Total Preferred Stocks (cost $487,879)				727,541
Unaffiliated Exchange-Traded Fund 0.6%
United States
iShares MSCI Emerging Markets ETF (cost $157,853)			2,400	153,816

Total Long-Term Investments (cost $15,267,493)				23,386,769
Short-Term Investments 5.3%
Affiliated Mutual Funds 4.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	1,120,161	1,120,161
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $83,729; includes $83,305 of cash collateral for securities on loan)(b)(wb)	83,796	83,729

Total Affiliated Mutual Funds (cost $1,203,890)				1,203,890

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.4%
U.S. Treasury Bills (cost $99,330)	3.698%	10/06/26	100	99,350

Total Short-Term Investments (cost $1,303,220)				1,303,240

TOTAL INVESTMENTS 100.6% (cost $16,570,713)				24,690,009
Liabilities in excess of other assets(z) (0.6)%				(144,393)

Net Assets 100.0%				$24,545,616

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security
XLON—London Stock Exchange

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,804; cash collateral of $83,305 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
16	Mini MSCI Emerging Markets Index	Sep. 2026	$1,313,840	$(50,896)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).